Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Detail) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Expenses:
Directors' fees													$ 707,000		$ 762,000		$ 739,000
Earnings before income taxes	6,514,000	7,115,000	6,684,000	4,862,000	4,267,000	5,643,000	5,122,000	4,631,000	3,917,000	4,365,000	4,283,000	4,030,000	25,175,000		19,663,000		16,595,000
Federal income tax benefits													(9,306,000)		(7,515,000)		(6,545,000)
Net earnings	4,163,000	4,481,000	4,247,000	2,978,000	2,715,000	3,459,000	3,149,000	2,825,000	2,296,000	2,663,000	2,615,000	2,476,000	15,869,000		12,148,000		10,050,000
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale-securities arising during period, net of taxes of $4,231, $1,158 and $2,685, respectively													(6,820,000)		1,867,000		4,330,000
Reclassification adjustments for net gains included in net earnings, net of taxes of $30, $100 and $73, respectively													(48,000)		(160,000)		(119,000)
Other comprehensive earnings (losses)													(6,868,000)		1,707,000		4,211,000
Comprehensive earnings													9,001,000		13,855,000		14,261,000
Wilson Bank Holding Company [Member]
Expenses:
Directors' fees													337,000		319,000		346,000
Other													83,000		88,000		64,000
Earnings before income taxes													(420,000)		(407,000)		(410,000)
Federal income tax benefits													173,000		173,000		170,000
Non-interest expense													(247,000)		(234,000)		(240,000)
Equity in undistributed earnings of commercial bank subsidiary													16,116,000	[1]	12,382,000	[1]	10,290,000	[1]
Net earnings													15,869,000		12,148,000		10,050,000
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale-securities arising during period, net of taxes of $4,231, $1,158 and $2,685, respectively													(6,820,000)		1,867,000		4,330,000
Reclassification adjustments for net gains included in net earnings, net of taxes of $30, $100 and $73, respectively													(48,000)		(160,000)		(119,000)
Other comprehensive earnings (losses)													(6,868,000)		1,707,000		4,211,000
Comprehensive earnings													$ 9,001,000		$ 13,855,000		$ 14,261,000

[1]	Eliminated in consolidation.